Note 2 - Revenue Recognition - Disaggregation of Revenue (Details) - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Investment securities gains on sale, net	[1]									$ 0	$ 194,000
Gain on equity securities	[1]									(101,000)	94,000
Earnings on bank-owned life insurance	[1]									427,000	431,000
Gain on sale of loans	[1]									1,487,000	433,000
Revenue from investment services	[2]									526,000	528,000
Other income										1,112,000	975,000
Total noninterest income		$ 1,610,000	$ 1,811,000	$ 1,495,000	$ 1,074,000	$ 1,305,000	$ 1,105,000	$ 1,299,000	$ 1,132,000	5,990,000	4,841,000
Net gain on other real estate owned										(253,000)	(123,000)
Overdraft Fees [Member]
Noninterest income revenue										665,000	841,000
ATM Banking Fees [Member]
Noninterest income revenue										1,061,000	932,000
Service Charge and Other Fees [Member]
Noninterest income revenue										$ 813,000	$ 413,000

[1]	Not within scope of ASC 606
[2]	From services offered by the Company through it's servicing partnership with LPL Financial